UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/15

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for those series, as appropriate.

                                    DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Diversified International Fund

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Global Infrastructure Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Diversified International Fund

ANNUAL REPORT October 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R     M O R E     I N F O R M AT I O N

Back Cover

Dreyfus Diversified International Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Diversified International Fund, covering the 12-month period from November 1, 2014, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. U.S. stocks advanced over the final months of 2014 and the spring of 2015, with some broad measures of market performance setting new record highs. Those gains were largely erased over the summer when global economic instability undermined investor sentiment, but a renewed rally in October enabled most broad stock indices to end the reporting period in positive territory. In contrast, international stocks generally lost a degree of value, with developed markets faring far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds generally produced modestly positive total returns, with municipal bonds and longer term U.S. government securities faring better, on average, than corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding short-term U.S. interest rates and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

November 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through October 31, 2015, as provided by Jeffrey M. Mortimer, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2015, Dreyfus Diversified International Fund’s Class A shares produced a total return of -1.15%, Class C shares returned -1.87%, and Class I shares returned -0.75%.1 Between its inception on October 1, 2015, and October 31, 2015, the fund’s Class Y shares returned 6.93%. This compares with a -0.07% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the 12-month period.2

International equities produced flat to mildly negative returns, on average, amid changing global economic sentiment. Exposure to stocks from the emerging markets dampened the fund’s results compared to its benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies. The underlying funds are selected by the portfolio managers based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The portfolio managers will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of October 31, 2015, the fund’s market value was allocated as follows:

Underlying Funds      (%)

International Stock Fund    32%

Dreyfus/Newton International Equity Fund  32%

Dreyfus International Equity Fund   33%

Dreyfus Emerging Markets Fund    3%

Generally Flat Returns Masked Heightened Volatility

International equities encountered heightened volatility during the reporting period in response to shifting economic trends and diverging monetary policies from major central banks. After dropping sharply in the weeks prior to the reporting period, the MSCI EAFE Index recovered much of that ground in November 2014. Markets again declined in December and early January 2015 in the midst of plummeting energy and industrial metals prices. A subsequent recovery through the spring of 2015 was supported by quantitative easing from central banks in Europe and Japan, while the Federal Reserve Board (the “Fed”) in the United States held short-term interest rates steady at historical lows despite previously ending its quantitative easing program. Consequently, investor sentiment generally turned positive in anticipation of improved economic growth.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In late June and early July, however, investor sentiment deteriorated and international stocks declined amid contentious debt relief negotiations between Greece and the European Union. Over the summer, international stocks came under additional pressure after a plunging Chinese stock market sparked renewed concerns about the world’s second largest economy. Those worries were exacerbated when the Chinese central bank devaluated the country’s currency in August, sending the MSCI EAFE Index into negative territory and precipitating additional declines in commodity prices. Fortunately, developed international markets rallied over the final two months of the reporting period as previous economic concerns eased, the European Central Bank suggested the possibility of further monetary easing, and the Fed refrained from implementing long-awaited short-term interest rate hikes.

Finally, returns from unhedged foreign investments for U.S. residents were dampened by an appreciating U.S. dollar against most other currencies.

Emerging Markets Exposure Dampened Fund Results

Although we maintained the fund’s allocation to emerging markets equities at a substantially lower level than our neutral allocation target, even a relatively small exposure to the Dreyfus Emerging Markets Fund undermined overall relative performance. To a lesser degree, International Stock Fund trailed broad market averages due to overweighted exposure to the struggling energy and materials sectors at a time of falling commodity prices. Dreyfus International Equity Fund mildly underperformed the benchmark, which was caused by an underweight in the pacific.

The fund achieved better relative results from Dreyfus/Newton International Equity Fund, whose defensive positioning included underweighted positions in energy and materials stocks and overweighted exposure to the better performing consumer staples and consumer discretionary sectors.

A More Defensive Investment Posture

We are carefully monitoring macroeconomic developments throughout the world, including economic growth and commodities pricing trends. We expect stock market volatility to persist over the near term if the United States and United Kingdom tighten their monetary policies and Europe and Japan ease theirs. Therefore, we have adopted a more defensive investment posture. In February, we moved half of the assets allocated to Dreyfus International Value Fund to International Stock Fund and Dreyfus International Equity Fund. In June, we eliminated the remainder of the fund’s investment in Dreyfus International Value Fund, shifting those assets to Dreyfus International Equity Fund and Dreyfus/Newton International Equity Fund. We also maintained a relatively low level of exposure to the emerging markets. In our judgment, these are prudent strategies until the direction of the global economy and markets become clearer.

November 16, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less

4

efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are higher in emerging market countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through October 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Diversified International Fund Class A shares, Class C shares, Class I shares and Class Y shares and the Morgan Stanley Capital International Europe, Australasia, Far East Index

† Source: Lipper Inc.

†† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 10/1/15 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Diversified International Fund on 12/18/07 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/15
	Inception	1 Year		5 Years		From
	Date					Inception
Class A shares
with maximum sales charge (5.75%)	12/18/07	-6.87%		2.41%		-0.37%
without sales charge	12/18/07	-1.15%		3.63%		0.38%
Class C shares
with applicable redemption charge †	12/18/07	-2.84%		2.90%		-0.38%
without redemption	12/18/07	-1.87%		2.90%		-0.38%
Class I shares	12/18/07	-0.75%		3.96%		0.64%
Class Y shares	10/1/15	-0.83%	††	3.94%	††	0.62%	††
Morgan Stanley Capital International
Europe, Australasia, Far East Index	12/31/07	-0.07%		4.81%		-0.15%	†††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 10/1/15 (the inception date for Class Y shares).

††† For comparative purposes, the value of the Index as of 12/31/07 is used as the beginning value on 12/18/07.

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015†

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††	$2.00	$5.66	$.15	$.18
Ending value (after expenses)	$939.70	$936.30	$941.50	$1,069.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2015†††

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††††	$2.09	$5.90	$.15	$1.07
Ending value (after expenses)	$1,023.14	$1,019.36	$1,025.05	$1,024.15

†  From October 1, 2015 (commencement of initial offering) to October 31, 2015 for Class Y.

†† Expenses are equal to the fund’s annualized expense ratio of .41% for Class A, 1.16% for Class C and .03% for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .21% for Class Y, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the actual days in the period).

††† Please note that while Class Y shares commenced operations on October 1, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period May 1, 2015 to October 31, 2015.

†††† Expenses are equal to the fund’s annualized expense ratio of .41% for Class A, 1.16% for Class C, .03% for Class I and .21% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2015

Registered Investment Companies - 99.9%	Shares		Value ($)
Foreign Equity - 99.9%
Dreyfus Emerging Markets Fund, Cl. Y	2,456,700	[a]	20,316,908
Dreyfus International Equity Fund, Cl. Y	6,833,128	[a,b]	238,339,511
Dreyfus/Newton International Equity Fund, Cl. Y	12,049,964	[a,b]	234,371,803
International Stock Fund, Cl. Y	15,664,769	[a,b]	232,465,174
			725,493,396
Total Registered Investment Companies (cost $636,976,420)
Total Investments (cost $636,976,420)	99.9%		725,493,396
Cash and Receivables (Net)	0.1%		1,089,072
Net Assets	100.0%		726,582,468

a Investment in affiliated mutual fund.

b The fund’s investment in the Dreyfus International Equity Fund, Dreyfus/Newton International Equity Fund and the International Stock Fund represents 32.8%, 32.3%, and 32.0%, respectively, of the fund’s total investments. All three funds seek to provide long-term capital appreciation.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.9
99.9

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015

	Cost	Value
Assets ($):
Investments in affliated issuers—See Statement of Investments	636,976,420	725,493,396
Cash		519,699
Receivable for shares of Common Stock subscribed		1,010,097
Due from The Dreyfus Corporation and affiliates—Note 3(c)		3,811
Prepaid expenses		58,394
		727,085,397
Liabilities ($):
Payable for shares of Common Stock redeemed		386,421
Accrued expenses		116,508
		502,929
Net Assets ($)		726,582,468
Composition of Net Assets ($):
Paid-in capital		652,639,523
Accumulated distributions in excess of investment income—net		(29,377)
Accumulated net realized gain (loss) on investments		(14,544,654)
Accumulated net unrealized appreciation (depreciation) on investments		88,516,976
Net Assets ($)		726,582,468

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	11,228,413	138,537	715,214,448	1,070
Shares Outstanding	1,000,092	12,407	63,477,990	95
Net Asset Value Per Share ($)	11.23	11.17	11.27	11.26

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Year Ended October 31, 2015

Investment Income ($):
Income:
Cash dividends from affiliated issuers	13,512,081
Expenses:
Shareholder servicing costs—Note 3(c)	185,812
Professional fees	67,421
Directors’ fees and expenses—Note 3(d)	53,398
Registration fees	53,013
Prospectus and shareholders’ reports	14,805
Loan commitment fees—Note 2	7,504
Custodian fees—Note 3(c)	5,621
Distribution fees—Note 3(b)	1,450
Interest expense—Note 2	1,378
Miscellaneous	20,878
Total Expenses	411,280
Less—reduction in expenses due to undertaking—Note 3(a)	(135,885)
Less—reduction in fees due to earnings credits—Note 3(c)	(13)
Net Expenses	275,382
Investment Income—Net	13,236,699
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	7,524,523
Capital gain distributions from affiliated issuers	3,505,385
Net Realized Gain (Loss)	11,029,908
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(28,890,932)
Net Unrealized Appreciation (Depreciation)	(28,890,932)
Net Realized and Unrealized Gain (Loss) on Investments	(17,861,024)
Net (Decrease) in Net Assets Resulting from Operations	(4,624,325)

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2015	[a]	2014
Operations ($):
Investment income—net	13,236,699		7,291,799
Net realized gain (loss) on investments	11,029,908		3,279,352
Net unrealized appreciation (depreciation) on investments	(28,890,932)		(8,415,853)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,624,325)		2,155,298
Dividends to Shareholders from ($):
Investment income—net:
Class A	(203,555)		(109,281)
Class C	(2,246)		(1,320)
Class I	(13,606,359)		(7,189,193)
Total Dividends	(13,812,160)		(7,299,794)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,023,526		5,281,009
Class C	33,166		64,442
Class I	204,552,851		260,748,500
Class Y	1,000		-
Dividends reinvested:
Class A	202,493		108,590
Class C	2,246		1,320
Class I	2,074,762		1,047,551
Cost of shares redeemed:
Class A	(3,057,213)		(2,605,435)
Class C	(101,482)		(36,600)
Class I	(135,273,133)		(65,426,472)
Increase (Decrease) in Net Assets from Capital Stock Transactions	71,458,216		199,182,905
Total Increase (Decrease) in Net Assets	53,021,731		194,038,409
Net Assets ($):
Beginning of Period	673,560,737		479,522,328
End of Period	726,582,468		673,560,737
Distributions in excess of investment income—net	(29,377)		(134,525)

12

	Year Ended October 31,
	2015	[a]	2014
Capital Share Transactions:
Class A
Shares sold	264,325		453,863
Shares issued for dividends reinvested	18,493		9,290
Shares redeemed	(269,653)		(220,936)
Net Increase (Decrease) in Shares Outstanding	13,165		242,217
Class C
Shares sold	2,835		5,492
Shares issued for dividends reinvested	205		113
Shares redeemed	(9,012)		(3,199)
Net Increase (Decrease) in Shares Outstanding	(5,972)		2,406
Class I
Shares sold	18,175,800		22,395,377
Shares issued for dividends reinvested	189,476		89,611
Shares redeemed	(11,933,241)		(5,611,885)
Net Increase (Decrease) in Shares Outstanding	6,432,035		16,873,103
Class Y
Shares sold	95		-

[a] Effective October 1, 2015, the fund commenced offering Class Y shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended October 31,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.57	11.69	9.78	9.38	10.16
Investment Operations:
Investment income—net[a]	.19	.11	.17	.16	.09
Net realized and unrealized gain (loss) on investments	(.33)	(.09)	1.89	.42	(.73)
Total from Investment Operations	(.14)	.02	2.06	.58	(.64)
Distributions:
Dividends from investment income—net	(.20)	(.14)	(.15)	(.18)	(.14)
Net asset value, end of period	11.23	11.57	11.69	9.78	9.38
Total Return (%)[b]	(1.15)	.20	21.29	6.39	(6.47)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	1.57	.97	.40	.41	.40
Ratio of net expenses to average net assets[c]	.40	.34	.34	.41	.24
Ratio of net investment income to average net assets[c]	1.64	.95	1.64	1.70	.90
Portfolio Turnover Rate	18.00	9.48	10.28	30.63	16.15
Net Assets, end of period ($ x 1,000)	11,228	11,418	8,702	8,675	10,310

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

14

	Year Ended October 31,
Class C Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.51	11.65	9.69	9.35	10.10
Investment Operations:
Investment income—net[a]	.12	.05	.05	.17	.01
Net realized and unrealized gain (loss) on investments	(.34)	(.11)	1.92	.34	(.71)
Total from Investment Operations	(.22)	(.06)	1.97	.51	(.70)
Distributions:
Dividends from investment income—net	(.12)	(.08)	(.01)	(.17)	(.05)
Net asset value, end of period	11.17	11.51	11.65	9.69	9.35
Total Return (%)[b]	(1.87)	(.54)	20.33	5.65	(7.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	1.48	1.45	1.63	1.47	1.48
Ratio of net expenses to average net assets[c]	1.15	1.09	1.10	1.17	.70
Ratio of net investment income to average net assets[c]	1.02	.46	.47	1.71	.13
Portfolio Turnover Rate	18.00	9.48	10.28	30.63	16.15
Net Assets, end of period ($ x 1,000)	139	212	186	116	109

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.60	11.72	9.81	9.39	10.18
Investment Operations:
Investment income—net[a]	.22	.15	.21	.18	.11
Net realized and unrealized gain (loss) on investments	(.31)	(.09)	1.89	.44	(.74)
Total from Investment Operations	(.09)	.06	2.10	.62	(.63)
Distributions:
Dividends from investment income—net	(.24)	(.18)	(.19)	(.20)	(.16)
Net asset value, end of period	11.27	11.60	11.72	9.81	9.39
Total Return (%)	(.75)	.46	21.69	6.82	(6.33)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.03	.04	.04	.06	.05
Ratio of net expenses to average net assets[b]	.03	.04	.04	.06	.04
Ratio of net investment income to average net assets[b]	1.96	1.24	1.94	1.91	1.07
Portfolio Turnover Rate	18.00	9.48	10.28	30.63	16.15
Net Assets, end of period ($ x 1,000)	715,214	661,931	470,634	462,450	475,017

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

16

Year Ended
Class Y Shares	October 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	10.53
Investment Operations:
Investment (loss)—net[b]	(.00)[c]
Net realized and unrealized gain (loss) on investments	.73
Total from Investment Operations	.73
Net asset value, end of period	11.26
Total Return (%)[d]	6.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	2.42
Ratio of net expenses to average net assets[e,f]	.21
Ratio of net investment (loss) to average net assets[e,f]	(.21)
Portfolio Turnover Rate	18.00
Net Assets, end of period ($ x 1,000)	1

a From October 1, 2015 (commencement of initial offering) to October 31, 2015.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

f Amounts do not include the expenses of the underlying fund.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On September 18, 2015, the Company’s Board of Directors (the “Board”) approved, effective October 1, 2015 for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

18

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	725,493,396	-	-	725,493,396

† See Statement of Investments for additional detailed categorizations.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2015 were as follows:

Affiliated Investment Company	Value 10/31/2014 ($)	Purchases ($)	†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Emerging Markets Fund, Cl. Y	22,567,710	3,890,217		1,648,632	(121,050)
Dreyfus International Equity Fund, Cl. Y††	182,882,291	73,198,973		13,598,307	(1,073,645)
Dreyfus International Value Fund, Cl. I	73,660,015	6,117,851		78,457,288	10,580,839
Dreyfus/Newton International Equity Fund, Cl. Y	197,850,160	58,367,562		14,280,527	(1,045,840)
International Stock Fund, Cl. Y	190,893,041	59,270,040		13,853,301	(815,781)
Total	667,853,217	200,844,643		121,838,055	7,524,523

20

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 10/31/2015 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Emerging Markets Fund, Cl. Y	(4,371,337)	20,316,908	2.8	331,750
Dreyfus International Equity Fund, Cl. Y††	(3,069,801)	238,339,511	32.8	2,661,965
Dreyfus International Value Fund, Cl. I	(11,901,417)	—	—	1,265,946
Dreyfus/Newton International Equity Fund, Cl. Y	(6,519,552)	234,371,803	32.3	9,854,100
International Stock Fund, Cl. Y	(3,028,825)	232,465,174	32.0	2,903,705
Total	(28,890,932)	725,493,396	99.9	17,017,466

† Includes reinvested dividends/distributions.

†† During the period ended October 31, 2015, investments were exchanged in the same fund from Class I to Class Y shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2015, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $1,362,592 and unrealized

21

NOTES TO FINANCIAL STATEMENTS (continued)

appreciation $75,334,914. In addition, the fund deferred for tax purposes late year ordinary losses of $29,377 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. If not applied, $415,833 of the carryover expires in fiscal year 2018 and $943,756 expires in fiscal year 2019. The fund has $3,003 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2015 and October 31, 2014 were as follows: ordinary income $13,812,160 and $7,299,794, respectively.

During the period ended October 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $680,609 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

22

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2015, was approximately $124,100 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. Dreyfus has contractually agreed, from November 1, 2014 through October 1, 2016, to assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $135,885 during the period ended October 31, 2015.

During the period ended October 31, 2015, the Distributor retained $219 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2015, Class C shares were charged $1,450 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2015, Class A and Class C shares were charged $28,779 and $483, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

23

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2015, the fund was charged $5,825 for transfer agency services and $229 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $13.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2015, the fund was charged $5,621 pursuant to the custody agreement.

During the period ended October 31, 2015, the fund was charged $8,931 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $90, Shareholder Services Plan fees $2,392, custodian fees $3,008, Chief Compliance Officer fees $706 and transfer agency fees $1,331, which are offset against an expense reimbursement currently in effect in the amount of $11,338.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2015, amounted to $200,844,643 and $121,838,055, respectively.

At October 31, 2015, the cost of investments for federal income tax purposes was $650,158,482; accordingly, accumulated net unrealized appreciation on investments was $75,334,914, consisting of $90,488,265 gross unrealized appreciation and $15,153,351 gross unrealized depreciation.

24

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Diversified International Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Diversified International Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Diversified International Fund at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2015

25

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2015:

- the total amount of taxes paid to foreign countries was $1,324,515

- the total amount of income sourced from foreign countries was $13,512,406.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2015 calendar year with Form 1099-DIV which will be mailed in early 2016. For federal tax purposes, the fund hereby reports 97.82% of the ordinary dividends paid during the fiscal year ended October 31, 2015 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2015, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $13,509,282 represents the maximum amount that may be considered qualified dividend income.

26

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 140

———————

Peggy C. Davis (72)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 51

———————

David P. Feldman (75)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 37

———————

Ehud Houminer (75)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 61

———————

27

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (75)

Board Member (1993)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 37

———————

Robin A. Melvin (52)

Board Member (2011)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 111

———————

Dr. Martin Peretz (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 37

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Philip L. Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

28

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 66 investment companies (comprised of 140 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

29

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (67 investment companies, comprised of 165 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus Diversified International Fund

200 Park Avenue

New York, NY 10166

Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.

200 Park Avenue

New York, NY 10166

Distributor

MBSC Securities Corporation

200 Park Avenue

New York, NY 10166

Ticker Symbol:	Class A: DFPAX Class C: DFPCX Class I: DFPIX Class Y: XXXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 6209AR1015

Dreyfus Global Infrastructure Fund

ANNUAL REPORT October 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Global Infrastructure Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Investment Funds, Inc. - Dreyfus Global Infrastructure Fund, from the fund’s inception on March 30, 2015, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. U.S. stocks advanced over the final months of 2014 and the spring of 2015, with some broad measures of market performance setting new record highs. Those gains were largely erased over the summer when global economic instability undermined investor sentiment, but a renewed rally in October enabled most broad stock indices to end the reporting period in positive territory. In contrast, international stocks generally lost a degree of value, with developed markets faring far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds generally produced modestly positive total returns, with municipal bonds and longer term U.S. government securities faring better, on average, than corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding short-term U.S. interest rates and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

November 16, 2015

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DISCUSSION OF FUND PERFORMANCE

For the period from the fund’s inception on March 30, 2015, through October 31, 2015, as provided by Maneesh Chhabria, PhD, CFA, FRM, and Joshua B. Kohn, CFA, primary portfolio managers

Fund and Market Performance Overview

From the fund’s inception on March 30, 2015, through October 31, 2015, Dreyfus Global Infrastructure Fund’s Class A shares produced a total return of -7.16%, Class C shares returned -7.56%, Class I shares returned -7.00%, and Class Y shares returned -7.00%.1 In comparison, the fund’s benchmark, the FTSE Global Core Infrastructure Index Net (the “Index”), produced a total return of -3.09% for the period of March 31, 2015 through October 31, 2015.2

Global infrastructure stocks generally fell during the reporting period amid global economic instability, particularly in the emerging markets. The fund lagged its benchmark, mainly due to shortfalls among North American energy midstream companies and utilities.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world that are engaged in infrastructure businesses.

In selecting investments, we combine top-down macroeconomic and sector research with a bottom-up process incorporating qualitative analysis and a proprietary relative valuation process. Our bottom-up research employs an active analysis process that includes regular and direct contact with the companies in the fund’s investable universe. Moreover, our proprietary relative valuation model seeks to identify undervalued securities relative to their peers. Our risk management process seeks to minimize unintended portfolio concentrations and ensure consistency of portfolio management style over time.

Global Infrastructure Stocks Produced Disparate Results

Although the fund’s benchmark produced a negative absolute return for the reporting period, a closer look at the geographic regions comprising the Index reveals a wide range of performance results among regions and sectors. On a positive note, infrastructure companies in Europe and the United Kingdom generally gained value on the strength of recovering local economies amid aggressively accommodative monetary policies. Likewise, among developed countries in the Asia/Pacific region, a mild economic recovery and stronger export activity benefited infrastructure companies in Japan, more than offsetting relative weakness among commodities producers in Australia. Economic slowdowns in China and Brazil, elevated inflationary pressures and current account deficits in some developing nations, and low global commodity prices led to a sharp sell-off in emerging-markets infrastructure equities. Although North American countries have fared relatively well economically, infrastructure-related stocks were hurt during the reporting period by low energy prices, reduced oil-and-gas production, and worries regarding potentially higher short-term interest rates in the United States.

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DISCUSSION OF FUND PERFORMANCE (continued)

North American Strategies Weighed on Relative Performance

The fund’s results compared to its benchmark were exacerbated by shortfalls in our allocation and security selection strategies in North America. Overweighted exposure in the energy midstream sector generated underperformance, specifically in pipeline operators Williams Partners LP, Energy Transfer Equity, and Columbia Pipeline Partners, which were hurt by lower energy prices. Union Pacific lost value when coal shipping volumes declined. An underweighted position in North American utilities also negatively impacted relative results. However, weakness from these holdings was balanced somewhat by the benefits of underweighted exposure to some of their industry counterparts, including pipeline company TransCanada and railroad Norfolk Southern.

The fund mildly underperformed market averages in Japan, where diversified exposure to utilities prevented the fund from benefiting more fully from strength concentrated among Kansai Electric Power and Chubu Electric Power, which are poised to restart nuclear power plants.

The fund achieved better relative results in other areas. Overweighted exposure to better-performing markets in Europe and the United Kingdom buoyed the fund’s performance, particularly in the transportation sector. An emphasis on Mexican airports helped cushion the full brunt of weakness in the emerging markets. Among developing nations in the Asia/Pacific region, underweighted exposure to China helped mitigate the effects of the country’s economic slowdown, while stock selections such as Beijing Airports fared relatively well. The fund also achieved relatively strong results in South Korea, and it benefited from substantially underweighted positions in Brazil and India.

Finding Opportunities in Volatile Markets

The world has experienced a significant correction in energy and commodity prices. While we expect heightened volatility to continue over the near term, we believe the bulk of the correction is behind us. Indeed, the global economy appears set for mild growth, and we have identified a number of infrastructure-related companies selling at attractive valuations compared to historical norms.

Therefore, we have adopted a cautiously constructive investment posture. We recently increased the fund’s exposure to carefully selected North American transportation companies that we regard as oversold, but we reduced its positions in energy companies that remain vulnerable to low commodity prices. We are optimistic regarding infrastructure companies in Europe where economic trends remain positive, but we are wary of the emerging markets due to persistent structural issues and low commodity prices.

November 16, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging markets countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

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Infrastructure investments will have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting these companies. Companies engaged in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including: high amounts of leverage and high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from the deregulation of a particular industry or sector; costs associated with compliance with and changes in environmental and other regulations; regulation or intervention by various government authorities, including government regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; service interruption and/or legal challenges due to environmental, operational or other accidents; susceptibility to terrorist attacks; surplus capacity; increased competition; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

Master Limited Partnerships (MLPs) are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Dreyfus has contractually agreed, until December 31, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05%.

2 SOURCE: FactSet - FTSE Global Core Infrastructure Index Net, is a market capitalization weighted index designed to measure the performance of companies in developed and emerging markets that generate at least 65% of their revenues from infrastructure and that is net of dividend withholding taxes.

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Global Infrastructure Fund Class A shares, Class C shares, Class I shares, and Class Y shares, and the FTSE Global Core Infrastructure Index Net

† Source: FactSet

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Global Infrastructure Fund on 3/30/15 (inception date) to a $10,000 investment made in the FTSE Global Core Infrastructure Index Net (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class C shares and all other applicable fees and expenses on all classes. The Index is a market capitalization weighted index designed to measure the performance of companies in developed and emerging markets that generate at least 65% of their revenues from infrastructure and that is net of dividend withholding taxes. Investors cannot invest directly in any index. Further information relating to fund expenses, including expense reimbursements, if applicable, is contained in the Fees and Expenses section of the prospectus and elsewhere in this report.

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Actual Aggregate Total Returns as of 10/31/15
	Inception Date	From Inception
Class A shares
with maximum sales charge (5.75%)	3/30/15	-12.48%
without sales charge	3/30/15	-7.16%
Class C shares
with applicable redemption charge†	3/30/15	-8.48%
without redemption	3/30/15	-7.56%
Class I shares	3/30/15	-7.00%
Class Y shares	3/30/15	-7.00%
FTSE Global Core Infrastructure Index Net	3/31/15	-3.09%††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of the Index as of 3/31/15 is used as the beginning value on 3/30/15.

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UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Infrastructure Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.29	$ 9.89	$ 5.08	$ 5.08
Ending value (after expenses)	$918.10	$914.90	$919.70	$919.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.61	$ 10.41	$ 5.35	$ 5.35
Ending value (after expenses)	$1,018.65	$1,014.87	$1,019.91	$1,019.91

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.05% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2015

Common Stocks - 97.5%	Shares		Value ($)
Australia - 3.0%
Asciano	35,845		209,600
Aurizon Holdings	32,710		120,593
Transurban Group	51,700		384,894
			715,087
Brazil - .5%
CCR	35,800		112,509
Canada - 8.4%
Canadian Pacific Railway	6,150		864,226
Enbridge	20,420		872,800
Fortis	3,970		114,916
Veresen	15,150		131,850
			1,983,792
China - .7%
Beijing Capital International Airport, Cl. H	156,000		167,662
France - 1.5%
Groupe Eurotunnel	25,950		363,690
Hong Kong - 1.7%
China Merchants Holdings International	58,000		193,443
Power Assets Holdings	20,500		204,587
			398,030
Italy - 3.2%
Atlantia	11,390		315,630
Snam	63,220		327,439
Terna Rete Elettrica Nazionale	21,370		108,756
			751,825
Japan - 12.0%
Central Japan Railway	3,650		671,501
Chubu Electric Power	23,800		368,725
East Japan Railway	8,000		767,051
Electric Power Development	8,000		265,518
Kansai Electric Power	28,700	[a]	370,553
Tokyo Electric Power	24,000	[a]	164,879
Tokyo Gas	47,000		234,318
			2,842,545
Mexico - 1.4%
Grupo Aeroportuario del Centro Norte	33,990	[a]	174,582
Grupo Aeroportuario del Sureste, Cl. B	11,050		171,244
			345,826

9

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
South Korea - 1.8%
Korea Electric Power	9,550		430,569
Spain - 2.1%
Enagas	8,660		262,405
Ferrovial	9,357		236,245
			498,650
United Kingdom - 6.7%
Centrica	73,911		257,620
Go-Ahead Group	3,160		118,132
Inmarsat	16,950		257,380
National Grid	57,790		823,891
Severn Trent	4,030		139,349
			1,596,372
United States - 54.5%
Alliant Energy	3,350		197,717
American Electric Power	12,510		708,692
American Water Works	7,000		401,520
Atmos Energy	1,610		101,430
CMS Energy	9,850		355,290
Crown Castle International	7,900	[b]	675,134
CSX	25,410		685,816
Dominion Resources	16,840		1,202,881
DTE Energy	8,050		656,800
Duke Energy	1,950		139,367
Edison International	9,600		580,992
Eversource Energy	7,190		366,259
Exelon	9,540		266,357
InfraREIT	5,360	[b]	127,997
Kansas City Southern	3,560		294,626
Kinder Morgan	31,190		853,046
Macquarie Infrastructure	1,710		136,031
NextEra Energy	4,570		469,156
Pepco Holdings	3,900		103,857
PG&E	11,800		630,120
Pinnacle West Capital	3,690		234,352
SBA Communications, Cl. A	5,560	[a]	661,751
SemGroup, Cl. A	2,550		116,153
Sempra Energy	5,010		513,074
Union Pacific	15,060		1,345,611
Williams	15,900		627,096

10

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 54.5% (continued)
Xcel Energy	13,040		464,615
			12,915,740
Total Common Stocks (cost $24,333,263)			23,122,297
Master Limited Partnerships - 1.3%
United States - 1.3%
Energy Transfer Equity LP	8,340		179,727
Enterprise Products Partners LP	5,090		140,637
			320,364
Total Master Limited Partnerships (cost $431,354)
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $203,754)	203,754	[c]	203,754
Total Investments (cost $24,968,371)	99.7%		23,646,415
Cash and Receivables (Net)	.3%		66,898
Net Assets	100.0%		23,713,313

LP—Limited Partnership

a Non-income producing security.

b Investment in real estate investment trust.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Electric	32.2
Transportation	30.2
Energy	21.4
Specialty	6.2
Industrials	3.6
Infrastructure	3.3
Telecommunications	1.1
Money Market Investment	.9
Utilities	.8
99.7

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	24,764,617	23,442,661
Affiliated issuers	203,754	203,754
Cash		4,008
Cash denominated in foreign currency	20,406	20,340
Receivable for investment securities sold		83,545
Dividends receivable		45,064
Prepaid expenses		64,963
		23,864,335
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		21,292
Payable for investment securities purchased		80,270
Accrued expenses		49,460
		151,022
Net Assets ($)		23,713,313
Composition of Net Assets ($):
Paid-in capital		25,648,427
Accumulated undistributed investment income—net		161,858
Accumulated net realized gain (loss) on investments		(774,947)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		(1,322,025)
Net Assets ($)		23,713,313

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,239,668	921,732	9,311,677	9,240,236
Shares Outstanding	367,279	80,000	806,170	800,000
Net Asset Value Per Share ($)	11.54	11.52	11.55	11.55

See notes to financial statements.

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STATEMENT OF OPERATIONS

From March 30, 2015 (commencement of operations) to October 31, 2015

Investment Income ($):
Income:
Cash dividends (net of $13,216 foreign taxes withheld at source):
Unaffiliated issuers	416,371
Affiliated issuers	347
Total Income	416,718
Expenses:
Management fee—Note 3(a)	130,552
Professional fees	104,277
Registration fees	42,464
Shareholder servicing costs—Note 3(c)	8,326
Custodian fees—Note 3(c)	7,566
Distribution fees—Note 3(b)	4,272
Prospectus and shareholders’ reports	2,184
Directors’ fees and expenses—Note 3(d)	928
Loan commitment fees—Note 2	181
Miscellaneous	12,655
Total Expenses	313,405
Less—reduction in expenses due to undertaking—Note 3(a)	(148,772)
Net Expenses	164,633
Investment Income—Net	252,085
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(722,871)
Net realized gain (loss) on forward foreign currency exchange contracts	3,986
Net Realized Gain (Loss)	(718,885)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,322,025)
Net Realized and Unrealized Gain (Loss) on Investments	(2,040,910)
Net (Decrease) in Net Assets Resulting from Operations	(1,788,825)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS
From March 30, 2015 (commencement of operations) to October 31, 2015

Operations ($):
Investment income—net	252,085
Net realized gain (loss) on investments	(718,885)
Net unrealized appreciation (depreciation) on investments	(1,322,025)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,788,825)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(24,463)
Class C	(3,040)
Class I	(64,289)
Class Y	(64,000)
Total Dividends	(155,792)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,594,022
Class C	1,000,000
Class I	10,076,840
Class Y	10,000,000
Dividends reinvested:
Class A	2,063
Class I	289
Cost of shares redeemed:
Class A	(15,214)
Class I	(70)
Increase (Decrease) in Net Assets from Capital Stock Transactions	25,657,930
Total Increase (Decrease) in Net Assets	23,713,313
Net Assets ($):
Beginning of Period	-
End of Period	23,713,313
Undistributed investment income—net	161,858

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Capital Share Transactions:
Class A
Shares sold	368,476
Shares issued for dividends reinvested	168
Shares redeemed	(1,365)
Net Increase (Decrease) in Shares Outstanding	367,279
Class C
Shares sold	80,000
Class I
Shares sold	806,152
Shares issued for dividends reinvested	24
Shares redeemed	(6)
Net Increase (Decrease) in Shares Outstanding	806,170
Class Y
Shares sold	800,000

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from March 30, 2015 (commencement of operations) to October 31, 2015. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income—net[a]	.11	.06	.13	.13
Net realized and unrealized gain (loss) on investments	(1.00)	(1.00)	(1.00)	(1.00)
Total from Investment Operations	(.89)	(.94)	(.87)	(.87)
Distributions:
Dividends from investment income—net	(.07)	(.04)	(.08)	(.08)
Net asset value, end of period	11.54	11.52	11.55	11.55
Total Return (%)[b]	(7.16)[c]	(7.56)[c]	(7.00)	(7.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.33	3.09	2.08	2.08
Ratio of net expenses to average net assets[d]	1.30	2.05	1.05	1.05
Ratio of net investment income to average net assets[d]	1.58	.82	1.82	1.82
Portfolio Turnover Rate[b]	29.07	29.07	29.07	29.07
Net Assets, end of period ($ x 1,000)	4,240	922	9,312	9,240

a Based on average shares outstanding.

b Not annualized.

c Exclusive of sales charge.

d Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Infrastructure Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund commenced operations on March 30, 2015. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A shares, 800,000 Class I shares and all of the outstanding Class C and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

17

NOTES TO FINANCIAL STATEMENTS (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

18

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

19

NOTES TO FINANCIAL STATEMENTS (continued)

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	12,915,740	-	-	12,915,740
Equity Securities - Foreign Common Stocks†	10,206,557	-	-	10,206,557
Limited Partnership Interest†	320,364	-	-	320,364
Mutual Funds	203,754	-	-	203,754

† See Statement of Investments for additional detailed categorizations.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

20

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2015 were as follows:

Affiliated Investment Company	Value 3/30/2015 ($)	Purchases ($)	Sales ($)	Value 10/31/2015 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	-	27,613,913	27,410,159	203,754.9

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

21

NOTES TO FINANCIAL STATEMENTS (continued)

The tax year for the period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $161,858, accumulated capital losses $774,947 and unrealized depreciation $1,322,025.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. The fund has $774,947 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal period ended October 31, 2015 was as follows: ordinary income $155,792.

During the period ended October 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for fund start-up costs and foreign currency gains and losses, the fund increased accumulated undistributed investment income-net by $65,565, decreased accumulated net realized gain (loss) on investments by $56,062 and decreased paid-in capital by $9,503. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s

22

average daily net assets and is payable monthly. Dreyfus has contractually agreed, from March 30, 2015 through December 31, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $148,772 during the period ended October 31, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, CenterSquare serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended October 31, 2015, the Distributor retained $54 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2015, Class C shares were charged $4,272 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily

23

NOTES TO FINANCIAL STATEMENTS (continued)

net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2015, Class A and Class C shares were charged $6,251 and $1,424, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2015, the fund was charged $582 for transfer agency services and $8 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2015, the fund was charged $7,566 pursuant to the custody agreement.

During the period ended October 31, 2015, the fund was charged $6,233 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,254, Distribution Plan fees $592, Shareholder Services Plan fees $1,100, custodian fees $6,000, Chief Compliance Officer fees $882 and transfer agency fees $188, which are offset against an expense reimbursement currently in effect in the amount of $5,724.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2015, amounted to $32,510,043 and $6,970,479, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

25

NOTES TO FINANCIAL STATEMENTS (continued)

counterparty. At October 31, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2015:

Average Market Value ($)
Forward contracts	1,235,372

At October 31, 2015, the cost of investments for federal income tax purposes was $24,968,371; accordingly, accumulated net unrealized depreciation on investments was $1,321,956, consisting of $645,604 gross unrealized appreciation and $1,967,560 gross unrealized depreciation.

26

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Global Infrastructure Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Global Infrastructure Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2015, and the related statements of operations and changes in net assets and the financial highlights for the period from March 30, 2015 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Infrastructure Fund at October 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 30, 2015 to October 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2015

27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 80.16% of the ordinary dividends paid during the fiscal year ended October 31, 2015 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2015, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $155,792 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2016 of the percentage applicable to the preparation of their 2015 income tax returns.

28

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 140

———————

Peggy C. Davis (72)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 51

———————

David P. Feldman (75)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 37

———————

Ehud Houminer (75)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 61

———————

29

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (75)

Board Member (1994)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 37

———————

Robin A. Melvin (52)

Board Member (2011)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 111

———————

Dr. Martin Peretz (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 37

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Philip L. Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

30

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 66 investment companies (comprised of 140 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

31

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (67 investment companies, comprised of 165 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

32

NOTES

33

For More Information

Dreyfus Global Infrastructure Fund

200 Park Avenue

New York, NY 10166

Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment
Management Inc.

630 West Germantown Pike

Suite 300

Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.

200 Park Avenue

New York, NY 10166

Distributor

MBSC Securities Corporation

200 Park Avenue

New York, NY 10166

Ticker Symbols:	Class A: DGANX Class C: DGCNX Class I: DIGNX Class Y: DYGNX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 4003AR1015

Dreyfus Global Real Estate Securities Fund

ANNUAL REPORT October 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Global Real Estate Securities Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Global Real Estate Securities Fund, covering the 12-month period from November 1, 2014, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. U.S. stocks advanced over the final months of 2014 and the spring of 2015, with some broad measures of market performance setting new record highs. Those gains were largely erased over the summer when global economic instability undermined investor sentiment, but a renewed rally in October enabled most broad stock indices to end the reporting period in positive territory. In contrast, international stocks generally lost a degree of value, with developed markets faring far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds generally produced modestly positive total returns, with municipal bonds and longer term U.S. government securities faring better, on average, than corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding short-term U.S. interest rates and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

November 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through October 31, 2015, as provided by E. Todd Briddell and Dean Frankel, Portfolio Managers, CenterSquare Investment Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2015, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 2.41%, Class C shares returned 1.71%, Class I shares returned 2.69%, and Class Y shares returned 2.70%.1 In comparison, the FTSE EPRA/NAREIT Developed Index (the “Index”), the fund’s benchmark, achieved a total return of 2.68% for the same period.2

Global real estate investment trusts (REITs) generally produced solid results during the reporting period, but returns were dampened for U.S. residents by a strengthening U.S. dollar. The fund’s Class I and Class Y shares performed in line with the benchmark, as strong stock selections and regional allocations were offset by the negative impact of currency exposure, withholding tax, and small cash holdings.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 80% of its assets in companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States and to invest in at least 10 different countries. The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Divergent Influences Drove Regional Markets

Two of the major drivers of performance in global financial markets emanated from Europe, where a larger-than-expected quantitative easing program from the European Central Bank early in the reporting period boosted economic sentiment and asset values. Lower sovereign bond yields in the region drove investors to higher yielding alternatives, including REITs, and better economic sentiment helped bolster property values. In the late spring of 2015, resolution of a contentious dispute over debt relief between Greece and the European Union calmed previous market volatility, and investors responded positively to better economic data from Spain, Italy, and other nations that struggled during the financial crisis.

In the United States, the economic recovery remained choppy as employment gains and recovering housing markets coexisted with headwinds from severe winter weather, falling energy prices, and global economic concerns. Still, fundamentals in the real estate market remained solid, with robust demand for apartments and industrial facilities readily absorbing a slowly increasing supply of new properties. In contrast, hotel-oriented REITs were hurt by decelerating demand amid an increased supply of new rooms.

Conditions in the emerging markets were less favorable due to economic instability and declining commodity prices. A persistent economic slowdown and anti-corruption efforts in China hurt property values, particularly for luxury retailers. China’s slowdown affected the entire region, most notably Hong Kong and Singapore, but also the commodity exporters like Australia and Canada.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Fund Strategies Produced Mixed Results

The fund’s country allocation strategy added value during the reporting period, as overweighted exposure to the United Kingdom increased participation in the world’s strongest property market. Conversely, the fund held an underweighted position in Canada, which lagged market averages. The fund also benefited from favorable timing in changes to its allocation to Hong Kong.

The fund achieved strong stock selection in Europe, where exposure to German residential and office REITs fared well. In Hong Kong, an overweight to the REITs and an underweight to the developers added value. In the UK, stock selection was led by an overweight to small specialist holdings. In the United States, the fund benefited from underweighted exposure to the health care and hotel sectors and overweights to industrial, Class A malls, and data center specialists. The fund’s underweighted exposure to lower quality retail malls also helped buoy relative performance.

On a more negative note, the fund’s currency strategies were relatively ineffective, as a strengthening U.S. dollar eroded returns from its international holdings. The fund’s cash position also dampened relative results. Disappointments among individual holdings included Australia’s Mirvac Group and Dream Office Real Estate Investment Trust in Canada.

A Selective Approach to Global Markets

Despite recent market volatility stemming from expected increases in short-term U.S. interest rates, we generally remain optimistic regarding prospects for REITs in many areas of the world. U.S. economic growth is expected to continue, and lending standards have remained remarkably prudent compared to the same phase of previous economic cycles. Europe has achieved moderate economic growth in a stimulative monetary environment, and fairly valued REITs could advance if growth accelerates. We recently have become more cautious regarding the United Kingdom, where higher interest rates could dampen growth after a period of strong performance. Despite inexpensive valuations compared to historical norms, we have maintained underweighted exposure to China due to the persistent economic slowdown. In our judgment, these strategies position the fund appropriately for the foreseeable future.

November 16, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include declines in real estate values and defaults by mortgagors or other borrowers.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

4

1 Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 1, 2016, at which time it may be extended, terminated, or modified.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Developed Global Real Estate Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Global Real Estate Securities Fund Class A shares, Class C shares, Class I shares and Class Y shares and the FTSE EPRA/NAREIT Developed Index

† Source: Lipper Inc.

†† The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), not reflecting the applicable sales charges for Class A shares.

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for Class Y shares), not reflecting the applicable sales charges for Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Global Real Estate Securities Fund on 12/29/06 (inception date) to a $10,000 investment made in the FTSE EPRA/NAREIT Developed Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is an unmanaged market capitalization weighted index that is designed to measure the performance of exchange-listed real estate companies and REITs worldwide. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/15
	Inception	1 Year	5 Years		From
	Date				Inception
Class A shares
with maximum sales charge (5.75%)	12/29/06	-3.48%	6.37%		1.24%
without sales charge	12/29/06	2.41%	7.63%		1.92%
Class C shares
with applicable redemption charge †	9/13/08	0.71%	6.85%		1.36%	††
without redemption	9/13/08	1.71%	6.85%		1.36%	††
Class I shares	12/29/06	2.69%	8.00%		2.29%
Class Y shares	7/1/13	2.70%	7.53%	††	1.86%	††
FTSE EPRA/NAREIT
Developed Index	12/31/06	2.68%	8.64%		2.11%	†††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), not reflecting the applicable sales charges for Class A shares.

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for Class Y shares), not reflecting the applicable sales charges for Class A shares.

††† For comparative purposes, the value of the Index as of 12/31/06 is used as the beginning value on 12/29/06.

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.52	$10.26	$5.17	$5.07
Ending value (after expenses)	$989.40	$984.90	$990.30	$990.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.61	$10.41	$5.24	$5.14
Ending value (after expenses)	$1,018.65	$1,014.87	$1,020.01	$1,020.11

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.03% for Class I and 1.01% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2015

Common Stocks - 99.2%	Shares	Value ($)
Australia - 5.3%
Goodman Group	1,060,100	4,588,654
GPT Group	1,195,340	4,065,927
Mirvac Group	4,558,600	5,867,573
Scentre Group	3,592,800	10,606,770
Stockland	2,434,200	7,030,093
Westfield	1,105,630	8,081,341
		40,240,358
Canada - 2.4%
Allied Properties Real Estate Investment Trust	160,180	4,395,273
Dream Office Real Estate Investment Trust	321,010	5,152,952
RioCan Real Estate Investment Trust	124,750	2,432,797
Smart Real Estate Investment Trust	271,040	6,438,133
		18,419,155
Finland - .8%
Citycon	1,360,260	3,583,962
Sponda	682,749	2,901,034
		6,484,996
France - 3.9%
Fonciere Des Regions	33,870	3,193,772
ICADE	57,680	4,272,499
Klepierre	179,640	8,528,841
Unibail-Rodamco	49,790	13,912,379
		29,907,491
Germany - 3.6%
alstria office REIT	335,584	4,684,773
Deutsche Wohnen-BR	313,980	8,857,856
Vonovia	411,650	13,734,040
		27,276,669
Hong Kong - 7.3%
Cheung Kong Property Holdings	1,575,500	11,078,465
Henderson Land Development	579,000	3,709,048
Hongkong Land Holdings	1,145,200	8,600,452
Link REIT	907,500	5,438,724
New World Development	3,123,000	3,348,403
Sun Hung Kai Properties	1,176,000	15,764,767
Swire Properties	945,000	2,846,973
Wharf Holdings	757,000	4,526,998
		55,313,830

9

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Japan - 11.0%
Activia Properties	423		1,801,790
Invincible Investment	1,923		1,145,800
Japan Excellent	1,465		1,611,051
Japan Hotel REIT Investment	6,503		4,532,214
Japan Logistics Fund	1,226		2,300,210
Japan Rental Housing Investments	4,406		2,957,537
Kenedix Office Investment	1,198		5,509,986
Kenedix Residential Investment	1,280		3,288,307
Kenedix Retail REIT	1,421	[a]	2,785,005
Mitsubishi Estate	309,000		6,675,752
Mitsui Fudosan	762,000		20,901,798
Nippon Building Fund	1,551		7,390,611
Orix JREIT	2,422		3,271,617
Sumitomo Realty & Development	434,000		14,400,729
Tokyo Tatemono	424,000		5,302,196
			83,874,603
Netherlands - .5%
Wereldhave	65,840		4,110,927
Norway - .3%
Entra	226,360	[b]	1,924,796
Norwegian Property	76,750		83,102
			2,007,898
Singapore - 2.0%
Ascendas Real Estate Investment Trust	691,000		1,178,878
CapitaLand	2,056,000		4,549,647
Fortune Real Estate Investment Trust	632,000		658,860
Keppel DC REIT	2,944,000		2,196,074
Keppel REIT	3,305,500		2,276,970
Mapletree Greater China Commercial Trust	2,115,000		1,502,195
Mapletree Industrial Trust	2,450,000		2,667,035
			15,029,659
Sweden - 1.4%
Hemfosa Fastigheter	123,100		1,336,391
Kungsleden	509,440		3,816,231
Wihlborgs Fastigheter	285,150		5,573,801
			10,726,423
Switzerland - .5%
PSP Swiss Property	46,820	[a]	4,075,938
United Kingdom - 7.5%
Assura	4,570,830		3,963,575

10

Common Stocks - 99.2% (continued)	Shares		Value ($)
United Kingdom - 7.5% (continued)
British Land	848,187		11,382,296
Capital & Counties Properties	1,009,219		6,915,549
Great Portland Estates	313,628		4,300,612
Land Securities Group	820,400		16,934,630
LondonMetric Property	1,327,710		3,463,164
Safestore Holdings	599,632		3,008,883
Tritax Big Box REIT	1,125,260		2,232,549
UNITE Group	489,290		5,015,999
			57,217,257
United States - 52.7%
Apartment Investment & Management, Cl. A	243,350	[c]	9,536,886
AvalonBay Communities	115,040	[c]	20,112,443
Boston Properties	166,280	[c]	20,926,338
Brandywine Realty Trust	497,360	[c]	6,714,360
Camden Property Trust	74,350	[c]	5,486,287
Care Capital Properties	232,670		7,666,477
Chesapeake Lodging Trust	133,347	[c]	3,672,376
CyrusOne	201,140	[c]	7,096,219
Digital Realty Trust	61,000	[c]	4,511,560
Duke Realty	543,740	[c]	11,255,418
Empire State Realty Trust, Cl. A	358,880		6,395,242
Equity Commonwealth	106,710	[a,c]	3,063,644
Equity Residential	150,340	[c]	11,624,289
Essex Property Trust	78,500	[c]	17,304,540
First Industrial Realty Trust	166,252	[c]	3,604,343
General Growth Properties	471,960	[c]	13,663,242
Highwoods Properties	182,490	[c]	7,929,191
Host Hotels & Resorts	975,550	[c]	16,906,281
Hudson Pacific Properties	468,430	[c]	13,383,045
Kilroy Realty	99,010	[c]	6,518,818
Liberty Property Trust	262,260	[c]	8,922,085
National Retail Properties	49,510	[c]	1,881,380
Omega Healthcare Investors	139,780	[c]	4,825,206
Prologis	261,230	[c]	11,162,358
PS Business Parks	71,830	[c]	6,162,296
Public Storage	102,920	[c]	23,616,023
Ramco-Gershenson Properties Trust	283,880	[c]	4,769,184
Regency Centers	111,200	[c]	7,557,152
Senior Housing Properties Trust	303,220	[c]	4,605,912

11

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
United States - 52.7% (continued)
Simon Property Group	206,890	[c]	41,680,059
Sovran Self Storage	57,640	[c]	5,756,507
Spirit Realty Capital	832,000	[c]	8,469,760
STORE Capital	177,385	[c]	4,021,318
Sunstone Hotel Investors	344,190	[c]	4,976,987
Taubman Centers	59,470	[c]	4,578,001
Urban Edge Properties	193,860		4,602,236
Ventas	249,810	[c]	13,419,793
Vornado Realty Trust	129,010	[c]	12,971,955
Washington Real Estate Investment Trust	200,710	[c]	5,421,177
Weingarten Realty Investors	257,170	[c]	9,196,399
Welltower	237,790	[c]	15,425,437
			401,392,224
Total Common Stocks (cost $663,817,103)			756,077,428
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $4,647,117)	4,647,117	[d]	4,647,117
Total Investments (cost $668,464,220)	99.8%		760,724,545
Cash and Receivables (Net)	.2%		1,201,765
Net Assets	100.0%		761,926,310

BR—Bearer Certificate

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, this security was valued at $1,924,796, or .3% of net assets.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

12

Portfolio Summary (Unaudited) †	Value (%)
Diversified	23.8
Office	9.5
Multifamily	9.2
Regional Malls	7.9
Retail	6.6
Health Care	6.6
Office Infill	6.2
Shopping Centers	5.0
Self Storage	4.2
Real Estate Services	4.1
Hotel	3.9
Industrial	3.5
Residential	3.0
Office Suburban	2.3
Specialty	1.8
Freestanding	1.6
Money Market Investment	.6
99.8

† Based on net assets.

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	663,817,103	756,077,428
Affiliated issuers	4,647,117	4,647,117
Cash		316,326
Cash denominated in foreign currency	2,008,118	2,016,257
Receivable for investment securities sold		2,603,029
Dividends and interest receivable		1,539,183
Receivable for shares of Common Stock subscribed		1,535,301
Prepaid expenses		17,712
		768,752,353
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		712,451
Payable for investment securities purchased		5,885,123
Payable for shares of Common Stock redeemed		124,708
Accrued expenses		103,761
		6,826,043
Net Assets ($)		761,926,310
Composition of Net Assets ($):
Paid-in capital		662,352,719
Accumulated distributions in excess of investment income—net		(4,214,386)
Accumulated net realized gain (loss) on investments		11,608,712
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		92,179,265
Net Assets ($)		761,926,310

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	12,169,047	1,032,799	151,538,390	597,186,074
Shares Outstanding	1,306,963	113,376	16,439,451	64,755,436
Net Asset Value Per Share ($)	9.31	9.11	9.22	9.22

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Year Ended October 31, 2015

Investment Income ($):
Income:
Interest	2,308
Cash dividends (net of $1,023,497 foreign taxes withheld at source):
Unaffiliated issuers	20,127,732
Affiliated issuers	3,772
Total Income	20,133,812
Expenses:
Management fee—Note 3(a)	7,233,097
Custodian fees—Note 3(c)	191,342
Shareholder servicing costs—Note 3(c)	115,824
Professional fees	92,980
Directors’ fees and expenses—Note 3(d)	64,294
Registration fees	62,241
Prospectus and shareholders’ reports	18,868
Loan commitment fees—Note 2	7,990
Distribution fees—Note 3(b)	7,876
Interest expense—Note 2	657
Miscellaneous	42,802
Total Expenses	7,837,971
Less—reduction in expenses due to undertaking—Note 3(a)	(46,290)
Less—reduction in fees due to earnings credits—Note 3(c)	(18)
Net Expenses	7,791,663
Investment Income—Net	12,342,149
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	27,392,168
Net realized gain (loss) on forward foreign currency exchange contracts	(81,108)
Net Realized Gain (Loss)	27,311,060
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(20,058,541)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(58)
Net Unrealized Appreciation (Depreciation)	(20,058,599)
Net Realized and Unrealized Gain (Loss) on Investments	7,252,461
Net Increase in Net Assets Resulting from Operations	19,594,610

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2015	2014
Operations ($):
Investment income—net	12,342,149	11,539,230
Net realized gain (loss) on investments	27,311,060	9,389,033
Net unrealized appreciation (depreciation) on investments	(20,058,599)	49,460,971
Net Increase (Decrease) in Net Assets Resulting from Operations	19,594,610	70,389,234
Dividends to Shareholders from ($):
Investment income—net:
Class A	(299,892)	(254,440)
Class C	(14,832)	(29,519)
Class I	(3,902,848)	(18,217,354)
Class Y	(14,885,724)	(29)
Net realized gain on investments:
Class A	(58,140)	-
Class C	(4,516)	-
Class I	(682,583)	-
Class Y	(2,592,387)	-
Total Dividends	(22,440,922)	(18,501,342)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,048,983	7,639,637
Class C	233,684	148,911
Class I	30,674,486	97,529,448
Class Y	87,969,764	591,494,474
Dividends reinvested:
Class A	352,436	241,250
Class C	14,047	21,921
Class I	4,378,107	7,028,710
Class Y	5,656,954	-
Cost of shares redeemed:
Class A	(6,160,110)	(5,698,678)
Class C	(239,909)	(501,297)
Class I	(34,027,998)	(651,159,095)
Class Y	(81,132,826)	(20,269,815)
Increase (Decrease) in Net Assets from Capital Stock Transactions	12,767,618	26,475,466
Total Increase (Decrease) in Net Assets	9,921,306	78,363,358
Net Assets ($):
Beginning of Period	752,005,004	673,641,646
End of Period	761,926,310	752,005,004
Distributions in excess of investment income—net	(4,214,386)	(6,556,912)

16

	Year Ended October 31,
	2015	2014
Capital Share Transactions:
Class A
Shares sold	543,714	875,348
Shares issued for dividends reinvested	38,101	29,601
Shares redeemed	(662,428)	(644,432)
Net Increase (Decrease) in Shares Outstanding	(80,613)	260,517
Class C
Shares sold	24,804	17,258
Shares issued for dividends reinvested	1,542	2,733
Shares redeemed	(26,309)	(59,050)
Net Increase (Decrease) in Shares Outstanding	37	(39,059)
Class Ia
Shares sold	3,315,532	11,572,974
Shares issued for dividends reinvested	479,005	873,132
Shares redeemed	(3,739,242)	(72,954,570)
Net Increase (Decrease) in Shares Outstanding	55,295	(60,508,464)
Class Ya
Shares sold	9,534,436	65,671,941
Shares issued for dividends reinvested	618,923	-
Shares redeemed	(8,815,100)	(2,254,887)
Net Increase (Decrease) in Shares Outstanding	1,338,259	63,417,054

[a] During the period ended October 31, 2014, 57,856,585 Class I shares representing $522,969,638 were exchanged for 57,856,585 Class Y shares.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

			Ten Months
			Ended
	Year Ended October 31,		October 31,	Year Ended December 31,
Class A Shares	2015	2014	2013[a]	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	9.34	8.71	8.23	6.84	7.41	6.56
Investment Operations:
Investment income—net[b]	.13	.12	.09	.09	.10	.05
Net realized and unrealized gain (loss) on investments	.09	.73	.41	1.72	(.52)	1.07
Total from Investment Operations	.22	.85	.50	1.81	(.42)	1.12
Distributions:
Dividends from investment income—net	(.21)	(.22)	(.02)	(.42)	(.15)	(.27)
Dividends from net realized gain on investments	(.04)	-	-	-	-	-
Total Distributions	(.25)	(.22)	(.02)	(.42)	(.15)	(.27)
Net asset value, end of period	9.31	9.34	8.71	8.23	6.84	7.41
Total Return (%)[c]	2.41	10.15	6.07[d]	26.50	(5.74)	17.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.64	1.45	1.51[e]	1.55	1.57	1.67
Ratio of net expenses to average net assets	1.30	1.30	1.34[e]	1.43	1.55	1.60
Ratio of net investment income to average net assets	1.37	1.37	1.23[e]	1.13	1.36	.74
Portfolio Turnover Rate	55.84	50.46	44.80[d]	46.17	80.41	86.02
Net Assets, end of period ($ x 1,000)	12,169	12,957	9,812	9,478	2,066	1,756

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

18

			Ten Months
			Ended
	Year Ended October 31,		October 31,	Year Ended December 31,
Class C Shares	2015	2014	2013[a]	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	9.13	8.55	8.11	6.76	7.32	6.50
Investment Operations:
Investment income—net[b]	.06	.07	.04	.06	.05	.00[c]
Net realized and unrealized gain (loss) on investments	.10	.70	.40	1.66	(.51)	1.07
Total from Investment Operations	.16	.77	.44	1.72	(.46)	1.07
Distributions:
Dividends from investment income—net	(.14)	(.19)	-	(.37)	(.10)	(.25)
Dividends from net realized gain on investments	(.04)	-	-	-	-	-
Total Distributions	(.18)	(.19)	-	(.37)	(.10)	(.25)
Net asset value, end of period	9.11	9.13	8.55	8.11	6.76	7.32
Total Return (%)[d]	1.71	9.37	5.30[e]	25.61	(6.36)	16.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.25	2.24	2.21[f]	2.29	2.50	2.45
Ratio of net expenses to average net assets	2.05	2.05	2.09[f]	2.19	2.29	2.35
Ratio of net investment income to average net assets	.61	.79	.57[f]	.72	.63	.02
Portfolio Turnover Rate	55.84	50.46	44.80[e]	46.17	80.41	86.02
Net Assets, end of period ($ x 1,000)	1,033	1,035	1,304	1,134	395	198

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

			Ten Months
			Ended
	Year Ended October 31,		October 31,	Year Ended December 31,
Class I Shares	2015	2014	2013[a]	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	9.25	8.62	8.13	6.75	7.33	6.49
Investment Operations:
Investment income—net[b]	.15	.22	.10	.15	.13	.10
Net realized and unrealized gain (loss) on investments	.10	.65	.42	1.66	(.52)	1.05
Total from Investment Operations	.25	.87	.52	1.81	(.39)	1.15
Distributions:
Dividends from investment income—net	(.24)	(.24)	(.03)	(.43)	(.19)	(.31)
Dividends from net realized gain on investments	(.04)	-	-	-	-	-
Total Distributions	(.28)	(.24)	(.03)	(.43)	(.19)	(.31)
Net asset value, end of period	9.22	9.25	8.62	8.13	6.75	7.33
Total Return (%)	2.69	10.46	6.41[c]	26.92	(5.41)	17.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03	1.02	1.04[d]	1.07	1.11	1.17
Ratio of net expenses to average net assets	1.03	1.02	1.04[d]	1.07	1.11	1.17
Ratio of net investment income to average net assets	1.63	2.59	1.43[d]	1.90	1.81	1.51
Portfolio Turnover Rate	55.84	50.46	44.80[c]	46.17	80.41	86.02
Net Assets, end of period ($ x 1,000)	151,538	151,475	662,525	461,583	234,424	138,618

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

20

	Year Ended October 31,
Class Y Shares	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	9.25	8.62	8.16
Investment Operations:
Investment income (loss)—net[b]	.15	(.06)	.01
Net realized and unrealized gain (loss) on investments	.10	.93	.45
Total from Investment Operations	.25	.87	.46
Distributions:
Dividends from investment income—net	(.24)	(.24)	-
Dividends from net realized gain on investments	(.04)	-	-
Total Distributions	(.28)	(.24)	-
Net asset value, end of period	9.22	9.25	8.62
Total Return (%)	2.70	10.45	5.64[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.02	1.06[d]
Ratio of net expenses to average net assets	1.01	1.02	1.05[d]
Ratio of net investment income (loss) to average net assets	1.63	(.70)	.23[d]
Portfolio Turnover Rate	55.84	50.46	44.80[c]
Net Assets, end of period ($ x 1,000)	597,186	586,538	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 650 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

22

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

23

NOTES TO FINANCIAL STATEMENTS (continued)

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

24

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	401,392,224	-	-	401,392,224
Equity Securities - Foreign Common Stocks†	354,685,204	-	-	354,685,204
Mutual Funds	4,647,117	-	-	4,647,117

† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, $361,554,223 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

25

NOTES TO FINANCIAL STATEMENTS (continued)

amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2015 were as follows:

Affiliated Investment Company	Value 10/31/2014 ($)	Purchases ($)	Sales ($)	Value 10/31/2015 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	5,706,000	129,259,443	130,318,326	4,647,117.6

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

26

tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $13,203,280, undistributed capital gains $20,300,623 and unrealized appreciation $66,069,688.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2015 and October 31, 2014 were as follows: ordinary income $19,103,296 and $18,501,342, and long term capital gains $3,337,626 and $0, respectively.

During the period ended October 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, Westfield dividend adjustment and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $9,103,673 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2015 was approximately $58,100 with a related weighted average annualized interest rate of 1.13%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s

27

NOTES TO FINANCIAL STATEMENTS (continued)

average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 1.03% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $46,290 during the period ended October 31, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, Dreyfus pays CenterSquare a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended October 31, 2015, the Distributor retained $1,857 from commissions earned on sales of the fund’s Class A shares and $136 CDSC on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2015, Class C shares were charged $7,876 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2015, Class A and Class C shares were charged $32,223 and $2,625, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer

28

agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2015, the fund was charged $7,932 for transfer agency services and $325 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $18.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2015, the fund was charged $191,342 pursuant to the custody agreement.

During the period ended October 31, 2015, the fund was charged $11,159 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $609,004, Distribution Plan fees $651, Shareholder Services Plan fees $2,794, custodian fees $100,948, Chief Compliance Officer fees $882 and transfer agency fees $2,006, which are offset against an expense reimbursement currently in effect in the amount of $3,834.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2015, amounted to $432,002,097 and $418,302,515, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or

29

NOTES TO FINANCIAL STATEMENTS (continued)

posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At October 31, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2015:

Average Market Value ($)
Forward contracts	783,513

At October 31, 2015, the cost of investments for federal income tax purposes was $694,573,797; accordingly, accumulated net unrealized appreciation on investments was $66,150,748, consisting of $108,720,978 gross unrealized appreciation and $42,570,230 gross unrealized depreciation.

30

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Global Real Estate Securities Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Global Real Estate Securities Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Real Estate Securities Fund at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2015

31

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 69.44% of the ordinary dividends paid during the fiscal year ended October 31, 2015 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,508,203 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2016 of the percentage applicable to the preparation of their 2015 income tax returns. The fund also hereby reports $.0411 per share as a long-term capital gain distribution paid on December 26, 2014.

32

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 140

———————

Peggy C. Davis (72)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 51

———————

David P. Feldman (75)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 37

———————

Ehud Houminer (75)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 61

———————

33

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (75)

Board Member (1994)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 37

———————

Robin A. Melvin (52)

Board Member (2011)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 111

———————

Dr. Martin Peretz (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 37

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Philip L. Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

34

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 66 investment companies (comprised of 140 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

35

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (67 investment companies, comprised of 165 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

36

NOTES

37

For More Information

Dreyfus Global Real Estate Securities Fund

200 Park Avenue

New York, NY 10166

Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment Management
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.

200 Park Avenue

New York, NY 10166

Distributor

MBSC Securities Corporation

200 Park Avenue

New York, NY 10166

Ticker Symbol:	Class A: DRLAX Class C: DGBCX Class I: DRLIX Class Y: DRLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 6593AR1015

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $119,082 in 2014 and $122,863 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,360 in 2014 and $18,819 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0  in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $17,287 in 2014 and $10,338 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,203 in 2014 and $84 in 2015. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $26,822,186 in 2014 and $19,591,507 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date: December 22, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date: December 22, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)